Income Taxes - Schedule of Expiration Periods of Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	$ 1,950
Tax credit carryforwards	98
Other	372
Valuation allowance	(1,750)	$ (1,705)	$ (1,821)	$ (1,965)
Deferred tax assets, net	670	$ 727
Expires within 10 years
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	399
Tax credit carryforwards	85
Other	0
Valuation allowance	(436)
Deferred tax assets, net	48
Expires within 11-20 years
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	345
Tax credit carryforwards	6
Other	0
Valuation allowance	(337)
Deferred tax assets, net	14
No Expiration
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	1,206
Tax credit carryforwards	7
Other	325
Valuation allowance	(970)
Deferred tax assets, net	568
Other
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	0
Tax credit carryforwards	0
Other	47
Valuation allowance	(7)
Deferred tax assets, net	$ 40